Exhibit 1

J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-PCC
Commercial Mortgage Pass-Through Certificates, Series 2019-PCC

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

4 October 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179
Re: J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-PCC (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2019-PCC (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) with respect to the Mortgage Loan (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

4 October 2019

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of one componentized promissory note issued by issued by Park City Center LLC, a Delaware limited liability company (the “Borrower”), evidencing a floating-rate loan (the “Mortgage Loan”) and
b.	The Mortgage Loan is secured by, among other things, a first mortgage (or deed of trust or deed to secure debt) lien on the Borrower’s fee simple interest in a super regional shopping center located in Lancaster, Pennsylvania (the “Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Property and Mortgage Loan as of 9 October 2019 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Property and Mortgage Loan as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

Attachment A Page 2 of 6

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Maturity Date and
c.	Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Initial Loan Term and
ii.	Extended Loan Term

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning,
b.	Initial Loan Term and
c.	Extended Loan Term,

as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Initial Maturity and
ii.	Remaining Term to Extended Maturity

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 6

7.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term, including during the extension period options. Based on this information, the Depositor instructed us to:
a.	Use “0” for the “Amortization Term” of the Mortgage Loan,
b.	Use the “Initial Loan Term,” as shown on the Final Data File, for the “IO Period” of the Mortgage Loan,
c.	Use the “Extended Loan Term,” as shown on the Final Data File, for the “Fully Extended IO Period” of the Mortgage Loan and
d.	Use the “Original Mortgage Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan as of the Reference Date (the “Cut-off Date Mortgage Loan Balance”) and
ii.	Principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Mortgage Loan Maturity Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Current Interest Margin,
b.	LIBOR Floor and
c.	LIBOR Rounding Methodology,

as shown on the Final Data File, and a LIBOR assumption of 2.00000% that was provided by the Depositor, we recalculated the “Assumed Mortgage Loan Interest Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Current Interest Margin and
b.	LIBOR Cap Strike Rate,

as shown on the Final Data File, we recalculated the “Mortgage Loan Interest Rate @ LIBOR Cap” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 6

10.	Using the:

a.       Original Mortgage Loan Balance,

b.       Assumed Mortgage Loan Interest Rate and

c.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Annual First Mortgage Debt Service and
ii.	Monthly First Mortgage Debt Service

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual First Mortgage Debt Service” of the Mortgage Loan as the product of:

a.	The “Original Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Assumed Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	366/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly First Mortgage Debt Service” of the Mortgage Loan as 1/12th of the “Annual First Mortgage Debt Service,” as shown on the Final Data File.

11.	Using the:

a.       Original Mortgage Loan Balance,

b.       Mortgage Loan Interest Rate @ LIBOR Cap and

c.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Annual Debt Service @ LIBOR Cap and
ii.	Monthly Debt Service @ LIBOR Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Debt Service @ LIBOR Cap” of the Mortgage Loan as the product of:

a.       The “Original Mortgage Loan Balance,” as shown on the Final Data File,

b.	The “Mortgage Loan Interest Rate @ LIBOR Cap,” as shown on the Final Data File, and
c.	366/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Debt Service @ LIBOR Cap” of the Mortgage Loan as 1/12th of the “Annual Debt Service @ LIBOR Cap,” as shown on the Final Data File.

Attachment A Page 5 of 6

12.	Using the:
a.	TTM NOI,
b.	TTM Financials Net Cash Flow,
c.	UW Financials NOI,
d.	UW Financials Net Cash Flow,
e.	Cut-off Date Mortgage Loan Balance,
f.	Mortgage Loan Maturity Balance,
g.	Annual First Mortgage Debt Service,
h.	Annual Debt Service @ LIBOR Cap,
i.	Appraised Value,
j.	As Complete Value and
k.	Net Rentable Area,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	LTV Cut-off Value,
ii.	LTV Balloon Value,
iii.	As Complete LTV Cut-off Value,
iv.	As Complete LTV Balloon Value,
v.	TTM NOI DY,
vi.	TTM NCF DY,
vii.	UW NOI DY,
viii.	UW NCF DY,
ix.	TTM NOI DSCR,
x.	TTM NCF DSCR,
xi.	TTM NOI DSCR at Cap,
xii.	TTM NCF DSCR at Cap,
xiii.	UW NOI DSCR,
xiv.	UW NCF DSCR,
xv.	Mortgage Loan UW NOI DSCR at Cap,
xvi.	Mortgage Loan UW NCF DSCR at Cap,
xvii.	Cut-off Date Mortgage Loan Balance PSF and
xviii.	Mortgage Loan Maturity Balance PSF

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through viii. above to the nearest 1/10th of one percent,
b.	Round the characteristics listed in ix. through xvi. above to two decimal places,
c.	Use the “Appraised Value” to recalculate the “LTV Cut-off Value” and “LTV Balloon Value” and
d.	Use the “As Complete Value” to recalculate the “As Complete LTV Cut-off Value” and “As Complete LTV Balloon Value.”

Attachment A Page 6 of 6

13.	Using the:
a.	Net Rentable Area,
b.	SF1,
c.	SF2,
d.	SF3,
e.	SF4 and
f.	SF5,

as shown on the Final Data File, we recalculated the:

i.	Space Pct 1,
ii.	Space Pct 2,
iii.	Space Pct 3,
iv.	Space Pct 4 and
v.	Space Pct 5

of the Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.	Master Servicer Fee Rate and
b.	Primary Servicer Fee Rate,

as shown on the Final Data File, we recalculated the “Servicer Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	Servicer Fee,
b.	Trustee & Paying Agent Fee,
c.	Operating Advisor and
d.	CREFC Fee,

as shown on the Final Data File, we recalculated the “Admin. Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using the:
a.	Admin. Fee and
b.	Current Interest Margin,

as shown on the Final Data File, we recalculated the “Net Interest Margin” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement	6 September 2019

Cash Management Agreement	6 September 2019

Deposit Account Control Agreement	6 September 2019

Mortgage Interest Rate Cap Agreement	10 September 2019

Bloomberg Screenshots for LIBOR Cap Provider Rating	Not Dated

Settlement Statement	6 September 2019

Guaranty Agreement (see Note 1)	6 September 2019

Payment Guaranty Agreement (see Note 1)	6 September 2019

Completion Guaranty Agreement (see Note 1)	6 September 2019

Environmental Indemnity Agreement	6 September 2019

Non-Consolidation Opinion	6 September 2019

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	27 June 2019

Engineering Report	18 March 2019

Phase I Environmental Report	24 July 2019

USPS Internet Site (www.usps.gov)	Not Applicable

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	30 June 2019

Pro Forma Title Policy	Not Dated

Insurance Review Document	27 August 2019

Lease Agreements	Various

Lease Estoppels	Various

Note:

1.	The indicated Source Document(s) are referred to collectively as the “Guaranty Agreements.”

Exhibit 2 to Attachment A Page 1 of 6

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Property Address (see Note 1)	Appraisal Report
Property City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County	USPS Internet Site (www.usps.gov)
Zip Code	USPS Internet Site (www.usps.gov)
Property Type	Appraisal Report
Property Sub Type	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Measurement Unit	Underwritten Rent Roll
Net Rentable Area	Underwritten Rent Roll
Occupancy % Most Recent	Underwritten Rent Roll
Occupancy Date Most Recent	Underwritten Rent Roll
Single Tenant	Underwritten Rent Roll

Third Party Information:

Characteristic	Source Document(s)

Appraised Value (see Note 2)	Appraisal Report
Date of As-Is Value	Appraisal Report
As Complete Value (see Note 2)	Appraisal Report
Date of As Complete Value	Appraisal Report
Cap Rate	Appraisal Report
Appraisal Firm	Appraisal Report
Environmental Firm	Phase I Environmental Report
Phase I Date	Phase I Environmental Report
Engineering Firm	Engineering Report
Engineering Report Date	Engineering Report

Major Tenant Information: (see Note 3)

Characteristic	Source Document(s)

Tenant Name 1	Underwritten Rent Roll
SF1	Underwritten Rent Roll
Tenant Lease Maturity Date 1	Underwritten Rent Roll
Tenant Name 2	Underwritten Rent Roll
SF2	Underwritten Rent Roll
Tenant Lease Maturity Date 2	Underwritten Rent Roll

Exhibit 2 to Attachment A Page 2 of 6

Major Tenant Information: (continued)

Characteristic	Source Document(s)

Tenant Name 3	Underwritten Rent Roll
SF3	Underwritten Rent Roll
Tenant Lease Maturity Date 3	Underwritten Rent Roll
Tenant Name 4	Underwritten Rent Roll
SF4	Underwritten Rent Roll
Tenant Lease Maturity Date 4	Underwritten Rent Roll
Tenant Name 5	Underwritten Rent Roll
SF5	Underwritten Rent Roll
Tenant Lease Maturity Date 5	Underwritten Rent Roll

Underwriting Information: (see Note 4)

Characteristic	Source Document(s)

2017 Revenues	Underwriter’s Summary Report
2017 Expenses	Underwriter’s Summary Report
2017 NOI	Underwriter’s Summary Report
2018 Revenues	Underwriter’s Summary Report
2018 Expenses	Underwriter’s Summary Report
2018 NOI	Underwriter’s Summary Report
TTM Revenues	Underwriter’s Summary Report
TTM Expenses	Underwriter’s Summary Report
TTM NOI	Underwriter’s Summary Report
TTM TI and LC	Underwriter’s Summary Report
TTM Replacement Reserves	Underwriter’s Summary Report
TTM Financials Net Cash Flow	Underwriter’s Summary Report
TTM as of	Underwriter’s Summary Report
UW Financials Effective Gross Income	Underwriter’s Summary Report
UW Financials Expense Total	Underwriter’s Summary Report
UW Financials NOI	Underwriter’s Summary Report
UW TI and LC	Underwriter’s Summary Report
UW Replacement Reserves	Underwriter’s Summary Report
UW Financials Net Cash Flow	Underwriter’s Summary Report
UW Economic Occupancy	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 6

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Settlement Statement
Monthly Tax Escrow	Mortgage Loan Agreement
Initial Insurance Escrow	Settlement Statement
Monthly Insurance Escrow	Mortgage Loan Agreement
Deferred Maintenance Reserve Deposit Amount	Settlement Statement
Replacement Reserves Initial Deposit Amount	Settlement Statement
Replacement Reserves Monthly Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Cap	Mortgage Loan Agreement
Rollover Reserves Initial Deposit Amount	Settlement Statement
Rollover Reserves Monthly Deposit Amount	Mortgage Loan Agreement
Rollover Reserve Cap	Mortgage Loan Agreement
Initial Debt Service Deposit	Settlement Statement
Monthly Debt Service Deposit	Mortgage Loan Agreement
Ground Rent Upfront Reserve	Settlement Statement
Ground Rent Monthly Reserve	Mortgage Loan Agreement
Other Escrow Type	Mortgage Loan Agreement
Other Escrow Initial Deposit	Mortgage Loan Agreement
Other Escrow Monthly Deposit	Mortgage Loan Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Entity	Mortgage Loan Agreement
Guarantor	Guaranty Agreements
Guaranty	Guaranty Agreements
Origination Date	Mortgage Loan Agreement
Original Mortgage Loan Balance	Mortgage Loan Agreement
First Payment Date (see Note 5)	Mortgage Loan Agreement
Maturity Date	Mortgage Loan Agreement
Extended Maturity Date	Mortgage Loan Agreement
Payment Date	Mortgage Loan Agreement
Extension Options (Yes/No)	Mortgage Loan Agreement
Extension Options Description	Mortgage Loan Agreement
Spread Increase	Mortgage Loan Agreement
First Extension Spread Increase	Mortgage Loan Agreement
First Extension Fee	Mortgage Loan Agreement
Exit Fee	Mortgage Loan Agreement
Grace Period (Default)	Mortgage Loan Agreement
Grace Period (Late Payment)	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 4 of 6

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Interest accrual period start	Mortgage Loan Agreement
Interest accrual period end	Mortgage Loan Agreement
Interest Rate Adjustment Frequency	Mortgage Loan Agreement
LIBOR Rounding Methodology	Mortgage Loan Agreement
LIBOR Lookback Days	Mortgage Loan Agreement
LIBOR Floor	Mortgage Loan Agreement
LIBOR Cap Strike Price	Mortgage Interest Rate Cap Agreement
LIBOR Cap after Extension	Mortgage Loan Agreement
LIBOR Cap Expiration Date	Mortgage Interest Rate Cap Agreement
LIBOR Cap Provider	Mortgage Interest Rate Cap Agreement
LIBOR Cap Provider Rating (M/S&P/F)	Bloomberg Screenshots for LIBOR Cap Provider Rating
Rate Type	Mortgage Loan Agreement
Amortization Type	Mortgage Loan Agreement
Accrual Basis	Mortgage Loan Agreement
Current Interest Margin	Mortgage Loan Agreement
Original Prepayment String	Mortgage Loan Agreement
Partial Prepayments Allowed	Mortgage Loan Agreement
Partial Release Permitted	Mortgage Loan Agreement
Substitution Allowed	Mortgage Loan Agreement
Lockbox (Y/N)	Mortgage Loan Agreement
Lockbox Type (see Note 6)	Mortgage Loan Agreement
Terms/Description of Springing Lockbox (If applicable)	Mortgage Loan Agreement
Cash Management (see Note 7)	Mortgage Loan Agreement
Loan Purpose	Settlement Statement
Property Manager	Mortgage Loan Agreement
Single Asset Entity	Mortgage Loan Agreement
Single Purpose Entity	Mortgage Loan Agreement
Non-Consolidation Letter	Non-Consolidation Opinion
TIC Structure	Mortgage Loan Agreement
Condo Structure	Mortgage Loan Agreement
DST	Mortgage Loan Agreement
Earnout / Holdback	Mortgage Loan Agreement
Title Type	Pro Forma Title Policy
Ground Lease	Pro Forma Title Policy
Future Debt Permitted?	Mortgage Loan Agreement
Addit Debt Exist (Y/N)	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 5 of 6

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	The appraisal report Source Document includes:
a.	A “Market Value As Is” appraised value of $245,000,000 (the “As Is Value”) with a corresponding valuation date of June 27, 2019 and
b.	A “Market Value As Is (Including Escrow)” appraised value of $254,400,000 (the “As Is Value (Including Escrow)”) with a corresponding valuation date of June 27, 2019.

For the purpose of comparing the “Appraised Value” characteristic, the Depositor instructed us to use the As Is Value (Including Escrow).

The appraisal report Source Document includes:

a.	A “Prospective Market Value Upon Completion” appraised value of $295,700,000 (the “Completion Value”) with a corresponding valuation date of January 1, 2021 and
b.	A “Prospective Market Value Upon Completion (Excluding New Outparcel Development)” appraised value of $282,900,000 (the “Completion Value (Excluding New Outparcel Development”) with a corresponding valuation date of January 1, 2021.

For the purpose of comparing the “As Complete Value” characteristic, the Depositor instructed us to use the Completion Value (Excluding New Outparcel Development.

3.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor, instructed us to combine multiple spaces leased by the same tenant only if the lease for each space has the same lease expiration date, all as shown in the applicable Source Document(s).

4.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

5.	For the purpose of comparing the “First Payment Date” characteristic, the Depositor instructed us to assume that the “First Payment Date” is the “Payment Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

6.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox Type” characteristic if the applicable Source Document(s) require the Borrower or manager to direct the tenants to pay rents directly to a lockbox account controlled by the lender(s).

Exhibit 2 to Attachment A Page 6 of 6

Notes: (continued)

7.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “In Place” for the “Cash Management” characteristic if, for funds directed into a lockbox, such funds are generally not made immediately available to the Borrower, but instead are forwarded to a cash management account maintained by the Borrower for the benefit of the lender(s) and such funds are disbursed according to the applicable Source Document(s), with any excess remitted to the Borrower (unless an event of default or one or more specified trigger events under the applicable Source Document(s) have occurred and are outstanding), generally on a daily basis.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Control Number
Loan Number
Property Name
Property Count
Appraisal Type
Seismic Insurance
Seismic PML %
Additional Debt Type(s)
Letter of Credit
Ground Lease Expiration Date
Future Debt Description
Sponsor
Master Servicing Fee Rate
Primary Servicing Fee Rate
Trustee & Paying Agent Fee
Operating Advisor
CREFC Fee

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.